Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Altius Marine S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Dissolved (1)	[1]
Fortius Marine S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Dissolved (1)	[1]
Ermina Marine Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Dissolved (2)	[2]
Chinook Waves Corporation [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Dissolved (3)	[3]
Compass Overseas Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Bermuda
Nature / Vessel Name	Vessel owning company (4)	[4]
Statement of Operations				1/1/2012 - 01/31/2012
Compassion Overseas Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Bermuda
Nature / Vessel Name	Vessel owning company (4)	[4]
Statement of Operations				1/1/2012 - 01/31/2012
Australia Holdings Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	Vessel owning company (5)	[5]
Statement of Operations				1/1/2012 - 01/31/2012
Brazil Holdings Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	Vessel owning company (6)	[6]
Statement of Operations				1/1/2012 - 03/19/2012
China Holdings Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	Dissolved (7)	[7]
Statement of Operations				1/1/2012 - 02/11/2012
Curby Navigation Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	Foreclosed / Dissolved (8)	[8]
Statement of Operations				1/1/2012 - 03/14/2012
Newlead Victoria Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	M/V Newlead Victoria
Statement of Operations	1/1/2014 - 12/31/2014		1/1/2013 - 12/31/2013	1/1/2012 - 12/31/2012
Grand Venetico Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Vessel owning company (9)	[9]
Statement of Operations				1/1/2012 - 05/08/2012
Grand Oceanos Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	Vessel owning company (10)	[10]
Statement of Operations				1/1/2012 - 01/11/2012
Grand Rodosi Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	Dissolved (11)	[11]
Statement of Operations				1/1/2012 - 02/07/2012
Challenger Enterprises Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	Vessel owning company (12)	[12]
Statement of Operations				1/1/2012 - 07/19/2012
Crusader Enterprises Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	Vessel owning company (12)	[12]
Statement of Operations				1/1/2012 - 07/27/2012
Newlead Shipping S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Panama
Nature / Vessel Name	Management company
Newlead Bulkers S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	Management company
AMT Management Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Management company
Newlead Holdings (US) Corp. (ex Newlead Holdings (ex Aries Maritime) (US) LLC) [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Delaware, USA
Nature / Vessel Name	Operating company (13)	[13]
Leading Marine Consultants Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Dissolved (14)	[14]
Ayasha Trading Corporation [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	Foreclosed (15)	[15]
Statement of Operations				1/1/2012 - 02/24/2012
Bethune Properties S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	Foreclosed (16)	[16]
Statement of Operations				1/1/2012 - 02/24/2012
Grand Esmeralda Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	Vessel owning company (17)	[17]
Statement of Operations				1/1/2012 - 02/16/2012
Grand Markela Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	M/V Newlead Markela
Statement of Operations	1/1/2014 - 12/31/2014		1/1/2013 - 12/31/2013	1/1/2012 - 12/31/2012
Grand Spartounta Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Dissolved (18)	[18]
Newlead Progress Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Dissolved (19)	[19]
Newlead Prosperity Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Vessel owning company (18)	[18]
Grand Affection S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Dissolved (20)	[20]
Statement of Operations				1/1/2012 - 03/26/2012
Grand Affinity S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Dissolved (21)	[21]
Grand Victoria Pte Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Singapore
Nature / Vessel Name	Dormant company
Newlead Bulker Holdings Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Sub-holding company
Newlead Tanker Holdings Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Dissolved (22)	[19]
Trans Continent Navigation Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Malta
Nature / Vessel Name	Dormant company
Trans State Navigation Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Malta
Nature / Vessel Name	Dormant company
Bora Limited [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	British Virgin Islands
Nature / Vessel Name	Dormant Company
Newlead Trading Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	Dissolved (23)	[22]
New Lead JMEG LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Delaware, USA
Nature / Vessel Name	Trading company (24)	[23]
Newleadjmeg Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Dormant company (25)	[24]
NewLead Mojave Holdings LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Delaware, USA
Nature / Vessel Name	Operating company (26)	[25]
Ocean Hope Shipping Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Malta
Nature / Vessel Name	Dormant company
Mines Investments Corp. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Coal operating company (27)	[26]
Statement of Operations	1/1/2014 - 12/31/2014		2/12/2013 - 12/31/2013
Mine Investments LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Delaware, USA
Nature / Vessel Name	Coal operating company (28)	[27]
Statement of Operations	1/1/2014 - 12/31/2014		2/15/2013 - 12/31/2013
Five Mile Investment LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Delaware, USA
Nature / Vessel Name	Coal operating company (28)	[27]
Statement of Operations	1/1/2014 - 12/31/2014		2/15/2013 -12/31/2013
Elk Valley Investment LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Delaware, USA
Nature / Vessel Name	Coal operating company (28)	[27]
Statement of Operations	1/1/2014 - 12/31/2014		2/15/2013 - 12/31/2013
Viking Acquisition Group LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Kentucky, USA
Nature / Vessel Name	Coal operating company (29)	[28]
Statement of Operations	1/1/2014 - 12/31/2014		9/13/2013 - 12/31/2013
Coal Essence Mine LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Kentucky, USA
Nature / Vessel Name	Coal operating company (30)	[29]
Statement of Operations	1/1/2014 - 12/31/2014		12/10/2013 - 12/31/2013
Coal Essence Prep Plant LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Kentucky, USA
Nature / Vessel Name	Coal operating company (31)	[30]
Statement of Operations	1/1/2014 - 12/31/2014		12/5/2013 - 12/31/2013
Viking Prep Plant LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Kentucky, USA
Nature / Vessel Name	Coal operating company (32)	[31]
Statement of Operations	1/1/2014 - 12/31/2014		12/9/2013 -12/31/2013
Newlead Albion S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Bareboat Charterer (33)	[32]
Statement of Operations	3/10/2014 - 12/31/2014
Newlead Handies Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Sub-Holding Company
Statement of Operations	3/10/2014 - 12/31/2014
Newlead Venetico Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Bareboat Charterer (34)	[33]
Statement of Operations	3/10/2014 - 12/31/2014
Newlead Tanker Acquisitions Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Sub-Holding Company
Statement of Operations	10/10/2014 - 12/31/2014
Newlead Soltero Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Bareboat Charterer (35)	[34]
Statement of Operations	11/11/2014 - 12/31/2014
Newlead Semillero Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Bareboat Charterer (36)	[35]
Statement of Operations	11/11/2014 - 12/31/2014
Newlead Granadino Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Shipping type company (37)	[36]
Statement of Operations	11/13/2014 - 12/31/2014
Newlead Hojuedo Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Shipping type company (37)	[36]
Statement of Operations	11/13/2014 - 12/31/2014
Newlead Silletero Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Nature / Vessel Name	Shipping type company (37)	[36]
Statement of Operations	11/13/2014 - 12/31/2014
Nepheli Marine Company [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	MT Sofia (38)	[37]
Statement of Operations	11/24/2014 - 12/31/2014
Kastro Compania Naviera S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	MT Nepheli (38)	[37]
Statement of Operations	11/24/2014 - 12/31/2014
Aeolus Compania Naviera S.A. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	MT Captain Nikolas I (38)	[37]
Statement of Operations	11/24/2014 - 12/31/2014
Newlead Castellano Ltd. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) - Summary of Subsidiaries [Line Items]
Country of Incorporation	Liberia
Nature / Vessel Name	M/V Newlead Castellano (39)	[38]
Statement of Operations	7/17/2014 - 12/31/2014

[1]	M/T Newlead Avra and M/T Newlead Fortune were sold and delivered to their new owners on December 22, 2011. The shipowning company was dissolved on September 2, 2013.
[2]	M/T Nordanvind was sold and delivered to its new owners on September 7, 2010. The shipowning company was dissolved on January 13, 2013.
[3]	M/T Chinook was sold and delivered to its new owners on April 15, 2010. The shipowning company was dissolved on January 13, 2013.
[4]	M/T Newlead Compass and M/T Newlead Compassion were sold and delivered to their new owners on January 31, 2012.
[5]	M/V Australia was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on January 31, 2012.
[6]	M/V Brazil was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on March 19, 2012.
[7]	M/V China was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on February 11, 2012. The shipowning company was dissolved on November 1, 2013.
[8]	On March 14, 2012, the lessor foreclosed on M/V Newlead Endurance. Newlead Bulkers had the commercial, technical and operational management of the vessel until March 31, 2012. The company was annulled on March 1, 2014.
[9]	M/V Newlead Venetico was sold and delivered to its new owners on May 8, 2012.
[10]	M/V Grand Ocean was sold and delivered to its new owners on January 11, 2012.
[11]	M/V Grand Rodosi was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on February 7, 2012. The shipowning company was annulled on February 1, 2015.
[12]	M/T Hiona and M/T Hiotissa were sold and delivered to their new owners on July 19, 2012 and July 27, 2012, respectively. After these dates, Newlead Shipping continued to have part of the commercial, technical and operational management of these vessels. On February 25, 2013, the Company received notices of redelivery and termination, which were effected during June 2013, pursuant to the terms of the management agreements governing such services.
[13]	The Company controls 52% of NewLead Holdings (US) Corp. through NewLead Mojave Holdings LLC.
[14]	The company was dissolved on September 2, 2013.
[15]	On February 24, 2012, the lender foreclosed on the shares of Ayasha Trading Corporation (owner of M/V Newlead Tomi). Newlead Bulkers had the commercial, technical and operational management of the vessel until April 18, 2012.
[16]	On February 24, 2012, the lender foreclosed on the shares of Bethune Properties S.A. (owner of M/V Newlead Gujarat). Newlead Bulkers had the commercial, technical and operational management of the vessel until May 21, 2012.
[17]	M/V Newlead Esmeralda was sold and delivered to its new owners on February 16, 2012.
[18]	M/V Newlead Spartounta and M/V Newlead Prosperity were sold and delivered to their new owners on September 13, 2011 and September 20, 2011, respectively. The Company Grand Spartounta Inc. was annulled on May 1, 2014.
[19]	The company was dissolved on January 14, 2013.
[20]	On July 28, 2011, Hull 4023, named Navios Serenity, was delivered from a Korean shipyard. On March 26, 2012, M/V Navios Serenity was sold and delivered to its new owners. The shipowning company was dissolved on January 15, 2014.
[21]	On May 22, 2012, the Shipbuilding Contract for Hull 4029 with SPP Shipbuilding Co. Ltd. was terminated. The shipowning company was dissolved on January 15, 2014.
[22]	Newlead Trading Inc. was established on July 1, 2011 as a joint venture between the Company and a third party. The Company owns 50% of the shares of Newlead Trading Inc. No operations have taken place by this entity. The company was annulled on August 1, 2014.
[23]	New Lead JMEG LLC was established on April 11, 2012 as a joint venture between the Company and J Mining & Energy Group.
[24]	Newleadjmeg Inc. was established on February 23, 2012. The Company owns 50% of the shares of Newleadjmeg Inc. No transactions have taken place by this entity.
[25]	NewLead Mojave Holdings LLC was established on April 30, 2012. The Company controls 52% of NewLead Mojave Holdings LLC and is entitled to and is liable for the total net assets of NewLead Mojave Holdings LLC according to this percentage of control.
[26]	The company was established on February 12, 2013, for operation of coal business.
[27]	The companies were established on February 15, 2013, for operation of coal business.
[28]	The company was acquired on September 13, 2013.
[29]	The company was established on December 10, 2013, for operation of coal business.
[30]	The company was established on December 5, 2013, for operation of coal business.
[31]	The company was acquired on December 9, 2013 (see Note 5).
[32]	The company as Bareboat Charter entered into a BIMCO Bareboat Charter dated May 12, 2014, with HamdyMar AS owners of MV Newlead Albion.
[33]	The company as Bareboat Charter entered into a BIMCO Bareboat Charter dated May 12, 2014, with HamdyMar AS owners of MV Newlead Venetico.
[34]	The company was established on November 11, 2014, and was nominated by NewLead Holdings Ltd. as the Bareboat Charterer of MT Katerina L under the Bareboat Charter Agreement dated November 13, 2014 being effective of such even date.
[35]	The company was established on November 11, 2014, and was nominated by NewLead Holdings Ltd. as the Bareboat Charterer of MT Ioli under the Bareboat Charter Agreement dated October 23, 2014 being effective as of November 11, 2014.
[36]	The companies were established on November 13, 2014, for operation of shipping business.
[37]	The companies were acquired as of November 14, 2014 via a Shares Purchase Agreement dated October 16 2014 and as amended by an Addendum no. 1 dated November 24, 2014. On March 30, 2015, the vessel captain Nikolas was renamed to Newlead Granadino.
[38]	The company acquired MV Newlead Castellano ex Maple Draco on September 16, 2014.